12. Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Accounts receivable - related party	$ 2,303		$ 2,303		$ 4,506	$ 4,506
Management fees	63,500	$ 50,000	113,500	$ 103,000	200,000	213,333
General and admin expenses	731,096	154,982	972,005	276,808	748,481	408,537
Majority Stockholder [Member]
Accounts receivable - related party					4,506	4,506
Management fees	63,500	50,000	113,500	103,000	200,000	213,333
Board member and Stockholder [Member]
General and admin expenses	$ 0	$ 15,000	$ 0	$ 30,000		$ 49,000
Fourly Enterprises [Member]
Debt face amount					$ 50,000
Debt stated interest rate					20.00%
Debt maturity date					Aug. 16, 2018
Promissory note payable balance					$ 46,461